Victory Global Equity Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World High Dividend Yield Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.64%	9.04%	8.52%
Lipper Global Equity Income Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.31%	10.50%	9.04%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.32%	12.70%	10.59%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	9.87%	8.64%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.03%	9.59%	8.22%